Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets			¥ 479,497
Intangible Assets Excluding Licensed Copyrights
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 302,188	$ 46,312	873,664	¥ 346,672
Impairment charges on intangible assets	¥ 15,391	$ 2,359	¥ 99,096	¥ 0